Trade and Other Receivables	12 Months Ended
Dec. 31, 2017
Trade and Other Receivables [Abstract]
Trade and Other Receivables
8.	Trade and Other Receivables

(1)	Trade and other receivables as of December 31, 2016 and 2017 are as follows:

		2016
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,260,227	(71,985)	—	7,188,242
Other receivables		652,782	(50,071)	(2,077)	600,634

		7,913,009	(122,056)	(2,077)	7,788,876

Non-current assets
Trade receivables		491,509	—	—	491,509
Other receivables		1,455,860	(37,590)	(6,264)	1,412,006

		1,947,369	(37,590)	(6,264)	1,903,515

	￦	9,860,378	(159,646)	(8,341)	9,692,391

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Trade receivables	￦	7,499,285	(173,583)	—	7,325,702
Other receivables		614,212	(9,199)	(1,743)	603,270

		8,113,497	(182,782)	(1,743)	7,928,972

Non-current assets
Trade receivables		449,191	—	(414)	448,777
Other receivables		1,380,983	(68,809)	(6,154)	1,306,020

		1,830,174	(68,809)	(6,568)	1,754,797

	￦	9,943,671	(251,591)	(8,311)	9,683,769

(2)	Other receivables as of December 31, 2016 and 2017 are as follows:

		2016
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	360,021	(50,071)	—	309,950
Accrued income		62,063	—	—	62,063
Deposits		193,720	—	(2,077)	191,643
Finance lease receivables		12,225	—	—	12,225
Others		24,753	—	—	24,753

		652,782	(50,071)	(2,077)	600,634

Non-current assets
Non-trade receivables		80,393	(26,942)	—	53,451
Accrued income		174	—	—	174
Deposits		320,935	—	(6,264)	314,671
Finance lease receivables		960,649	—	—	960,649
Others		93,709	(10,648)	—	83,061

		1,455,860	(37,590)	(6,264)	1,412,006

	￦	2,108,642	(87,661)	(8,341)	2,012,640

		2017
		Gross amount	Allowance for doubtful accounts	Present value discount	Book value
		In millions of won
Current assets
Non-trade receivables	￦	314,256	(9,199)	—	305,057
Accrued income		54,002	—	—	54,002
Deposits		228,317	—	(1,743)	226,574
Finance lease receivables		13,067	—	—	13,067
Others		4,570	—	—	4,570

		614,212	(9,199)	(1,743)	603,270

Non-current assets
Non-trade receivables		112,983	(59,117)	—	53,866
Accrued income		182	—	—	182
Deposits		331,071	—	(6,154)	324,917
Finance lease receivables		849,554	—	—	849,554
Others		87,193	(9,692)	—	77,501

		1,380,983	(68,809)	(6,154)	1,306,020

	￦	1,995,195	(78,008)	(7,897)	1,909,290

(3)	Trade and other receivables are classified as loans and receivables, and are measured using the effective interest method. No interest is accrued for trade receivables related to electricity for the duration between the billing date and the payment due dates. But once trade receivables are overdue, the Company imposes a monthly interest rate of 1.5% on the overdue trade receivables. The Company holds deposits of three months’ expected electricity usage for customers requesting temporary usage and customers with past defaulted payments.

(4)	Aging analysis of trade receivables as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Trade receivables: (not overdue, not impaired)	￦	7,592,363	7,698,604

Trade receivables: (overdue, not impaired)		820	7,117

Less than 60 days		820	7,117

Trade receivables: (impairment reviewed)		158,553	242,755

60 ~ 90 days		44,277	39,070
90 ~ 120 days		18,917	17,502
120 days ~ 1year		42,534	55,242
Over 1 year		52,825	130,941

		7,751,736	7,948,476
Less: allowance for doubtful accounts		(71,985)	(173,583)
Less: present value discount		—	(414)

	￦	7,679,751	7,774,479

The Company assesses at the end of each reporting period whether there is any objective evidence that trade receivables are impaired, and provides allowances for doubtful accounts which includes impairment for trade receivables that are individually significant. The Company considers receivables as overdue if the receivables are outstanding 60 days after the maturity and sets an allowance based on past experience of collection.

(5)	Aging analysis of other receivables as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Other receivables: (not overdue, not impaired)	￦	1,887,620	1,810,075

Other receivables: (overdue, not impaired)		46,887	47,532

Less than 60 days		46,887	47,532

Other receivables: (impairment reviewed)		174,135	137,588

60 ~ 90 days		7,352	44
90 ~ 120 days		2,160	1,017
120 days ~ 1year		17,613	11,042
Over 1 year		147,010	125,485

		2,108,642	1,995,195
Less: allowance for doubtful accounts		(87,661)	(78,008)
Less: present value discount		(8,341)	(7,897)

	￦	2,012,640	1,909,290

(6)	Changes in the allowance for doubtful accounts for the years ended December 31, 2015, 2016 and 2017 are as follows:

		2015		2016		2017
		Trade receivables	Other receivables	Trade receivables	Other receivables	Trade receivables	Other receivables
		In millions of won
Beginning balance	￦	80,644	67,932	51,956	91,746	71,985	87,661
Bad debt expense		1,308	18,473	38,719	233	126,714	1,778
Write-off		(28,978)	(888)	(18,939)	(928)	(32,995)	(3,129)
Reversal		(1,018)	(413)	—	(5,489)	—	(2,166)
Others		—	6,642	249	2,099	7,879	(6,136)

Ending balance	￦	51,956	91,746	71,985	87,661	173,583	78,008